Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share
The following table sets forth the potentially dilutive securities that have been excluded from the
calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	March 31, 2023	December 31 2022
Stock options to purchase common stock	1,750,967	1,750,967
Warrants to purchase common stock	5,867,045	5,867,045

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive (in common stock equivalent shares):

	December 31,
	2022	2021
Stock options to purchase common stock	1,750,967	657,000